Income Taxes (Income Taxes Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 4,629	$ (12)	$ (4,831)
Canadian Statutory rate	25.70%	25.10%	25.00%
Expected Income Tax	1,190	(3)	(1,208)
Statutory rate and other foreign differences differences	7	(42)	(412)
Effect of legislative changes		(70)
Non-taxable capital (gains) losses	64	48	(16)
Tax differences on divestitures and transactions	8	(28)	(307)
Partnership tax allocation in excess of funding	(53)	(41)	(40)
Adjustment in respect of prior periods	(19)	(103)	(64)
Other	6	(9)	10
Income Tax Expense (Benefit), Total	1,203	(248)	(2,037)
Effective Tax Rate	26.00%	2066.70%	42.20%
Canada [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	3,744	(316)	(2,246)
United States [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	665	46	(2,978)
Other [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 220	$ 258	$ 393